Schedule of investments
Delaware Floating Rate II Fund
June 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Corporate Bonds — 5.20%
Banking — 0.48%
Barclays 6.125% 12/15/25 μ, ψ	200,000	$221,874
		221,874
Communications — 0.88%
Cincinnati Bell 144A 7.00% 7/15/24 #	223,000	229,577
Level 3 Financing 144A 4.25% 7/1/28 #	175,000	177,816
		407,393
Financial Services — 0.38%
Ally Financial 4.70% 5/15/26 μ	170,000	176,494
		176,494
Healthcare — 0.93%
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	96,000	103,470
Surgery Center Holdings 144A 10.00% 4/15/27 #	150,000	165,153
Tenet Healthcare 6.875% 11/15/31	142,000	161,906
		430,529
Insurance — 0.42%
HUB International 144A 7.00% 5/1/26 #	190,000	197,518
		197,518
Media — 0.13%
Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	60,000	62,928
		62,928
Technology — 0.86%
Banff Merger Sub 144A 9.75% 9/1/26 #	215,000	226,557
Boxer Parent 144A 9.125% 3/1/26 #	165,000	174,763
		401,320
Transportation — 1.12%
Delta Air Lines 144A 7.00% 5/1/25 #	350,000	408,686
	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
United Airlines Holdings 4.875% 1/15/25	105,000	$109,083
		517,769
Total Corporate Bonds (cost $2,224,814)		2,415,825

Loan Agreements — 89.86%
Acrisure Tranche B 3.604% (LIBOR01M + 3.50%) 2/15/27 •	405,813	401,958
Advantage Sales & Marketing 1st Lien 6.00% (LIBOR03M + 5.25%) 10/28/27 •	437,800	442,843
American Airlines Tranche B 2.073% (LIBOR01M + 2.00%) 12/14/23 •	385,419	376,827
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	1,006,392	1,023,249
Apro 4.50% (LIBOR03M + 3.75%) 11/14/26 •	145,551	145,551
Aramark Services Tranche B-5 2.604% (LIBOR01M + 2.50%) 4/6/28 •	249,375	248,752
Array Technologies 3.75% (LIBOR03M + 3.25%) 10/14/27 •	582,252	571,335
Artera Services TBD 3/6/25 X	700,000	697,812
Aruba Investments Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/24/27 •	433,913	436,082
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR06M + 7.75%) 11/24/28 •	435,000	439,350
AssuredPartners
3.604% (LIBOR01M + 3.50%) 2/12/27 •	436,324	434,454
5.50% (LIBOR01M + 4.50%) 2/12/27 •	222,188	223,067

Ball Metalpack Finco 2nd Lien 9.75% (LIBOR01M + 8.75%) 7/31/26 •	305,000	301,950

NQ-QFV [6/21] 8/21 (1751143)    1

Schedule of investments
Delaware Floating Rate II Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Bausch Health 3.104% (LIBOR01M + 3.00%) 6/2/25 •	273,884	$273,114
Bayou Intermediate II Tranche B TBD 5/15/28 X	250,000	251,250
Beacon Roofing Supply 2.604% (LIBOR01M + 2.50%) 5/19/28 •	425,000	423,406
Boxer Parent 3.854% (LIBOR01M + 3.75%) 10/2/25 •	325,546	324,020
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/17/28 •	715,000	715,894
Caesars Resort Collection Tranche B-1 4.604% (LIBOR01M + 4.50%) 7/21/25 •	385,090	386,840
Camelot US Acquisition l
3.104% (LIBOR01M + 3.00%) 10/30/26 •	419,010	417,962
4.00% (LIBOR01M + 3.00%) 10/30/26 •	174,125	174,430

Carnival 3.75% (LIBOR03M + 3.00%) 6/30/25 •	630,630	631,517
CityCenter Holdings 3.00% (LIBOR01M + 2.25%) 4/18/24 •	252,791	251,144
Columbus McKinnon 3.25% (LIBOR03M + 2.75%) 5/14/28 •	225,000	225,000
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	123,792	124,076
Consolidated Communications 4.25% (LIBOR01M + 3.50%) 10/2/27 •	528,364	529,973
Core & Main 3.75% (LIBOR01M + 2.75%) 8/1/24 •	537,018	537,466
CoreLogic 1st Lien TBD 6/4/28 X	490,000	489,770
CSC Holdings 2.323% (LIBOR01M + 2.25%) 7/17/25 •	329,687	326,184
	Principal amount°	Value (US $)

Loan Agreements (continued)

Cumulus Media New Holdings 4.75% (LIBOR03M + 3.75%) 3/31/26 •	213,878	$214,279
Dun & Bradstreet Tranche B 3.345% (LIBOR01M + 3.25%) 2/6/26 •	444,271	442,535
Ensemble RCM 3.936% (LIBOR03M + 3.75%) 8/3/26 •	596,962	597,957
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	760,000	788,263
Frontier Communications Tranche B 4.50% (LIBOR01M + 3.75%) 5/1/28 •	600,000	601,406
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	945,250	949,385
Garda World Security Tranche B-2 4.35% (LIBOR01M + 4.25%) 10/30/26 •	423,678	426,137
Global Medical Response 5.75% (LIBOR03M + 4.75%) 10/2/25 •	584,250	587,536
Green Energy Partners Tranche B-1 6.50% (LIBOR03M + 5.50%) 11/13/21 •	119,319	111,663
Green Energy Partners Tranche B-2 6.50% (LIBOR03M + 5.50%) 11/13/21 •	168,155	157,365
Hamilton Projects Acquiror 5.75% (LIBOR03M + 4.75%) 6/17/27 •	352,456	349,813
Heartland Dental 3.604% (LIBOR01M + 3.50%) 4/30/25 •	917,209	908,108
Hightower 4.75% (LIBOR03M + 4.00%) 4/21/28 •	560,000	561,984
HUB International Tranche B-3 4.00% (LIBOR03M + 3.25%) 4/25/25 •	123,578	123,749
ICON Luxembourg Tranche B TBD 6/16/28 X	380,258	381,447

2    NQ-QFV [6/21] 8/21 (1751143)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

ICON Luxembourg Tranche B1 TBD 6/16/28 X	94,742	$95,038
Ineos US Petrochem Tranche B 3.25% (LIBOR01M + 2.75%) 1/29/26 •	460,000	459,641
Informatica 2nd Lien 7.125% (LIBOR03M + 7.125% ) 2/25/25 •	572,000	586,300
Jazz Financing 4.00% (LIBOR01M + 3.50%) 5/5/28 •	225,000	226,105
Kenan Advantage Group Tranche B 4.50% (LIBOR01M + 3.75%) 3/24/26 •	497,500	498,868
Logmein 1st Lien 4.827% (LIBOR01M + 4.75%) 8/31/27 •	1,000	999
Madison IAQ 3.75% (LIBOR03M + 3.25%) 6/16/28 •	235,000	235,411
Magenta Buyer 1st Lien TBD 5/3/28 X	485,000	485,519
Medrisk Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	250,000	250,406
Mermaid Bidco Tranche B 5.00% (LIBOR03M + 4.25%) 12/22/27 •	592,625	595,588
Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 •	315,893	317,604
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	553,000	591,062
Numericable US Tranche B-13 4.156% (LIBOR03M + 4.00%) 8/14/26 •	251,703	251,651
Organon & Co. Tranche B 3.50% (LIBOR03M + 3.00%) 6/2/28 •	270,000	270,555
Ortho-Clinical Diagnostics 3.089% (LIBOR01M + 3.00%) 6/30/25 •	372,345	372,445
Padagis Tranche B 5.25% (LIBOR03M + 4.75%) 6/30/28 •	265,000	262,350
	Principal amount°	Value (US $)

Loan Agreements (continued)

Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	887,775	$892,006
PetsMart 4.50% (LIBOR03M + 3.75%) 2/11/28 •	350,000	350,656
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	348,155	344,021
Polaris Newco 1st Lien 4.50% (LIBOR03M + 4.00%) 6/4/28 •	575,000	577,287
PQ 3.25% (LIBOR03M + 2.75%) 6/9/28 •	110,000	110,000
PQ Tranche B 2.436% (LIBOR03M + 2.25%) 2/7/27 •	52,908	52,875
Precisely Software 2nd Lien 8.00% (LIBOR03M + 7.25%) 4/23/29 •	735,000	737,297
Precisely Software Incorporated 1st Lien TBD 4/23/28 X	185,000	184,815
Pregis Topco 1st Lien 4.104% (LIBOR01M + 4.00%) 7/31/26 •	402,955	403,144
Pretium PKG Holdings 1st Lien 4.75% (LIBOR03M + 4.00%) 11/5/27 •	472,625	474,250
Proofpoint TBD 6/9/28 X	235,000	234,009
Quikrete Holdings 1st Lien 2.604% (LIBOR01M + 2.50%) 2/1/27 •	434,167	430,666
RealPage 1st Lien 3.75% (LIBOR03M + 3.25%) 4/24/28 •	860,000	858,602
Rent-A-Center 4.75% (LIBOR01M + 4.00%) 2/17/28 •	249,375	250,674
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	242,015	242,439
Schweitzer-Mauduit International Tranche B 4.50% (LIBOR01M + 3.75%) 1/27/28 •	620,000	613,025

NQ-QFV [6/21] 8/21 (1751143)    3

Schedule of investments
Delaware Floating Rate II Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Scientific Games International Tranche B-5 2.854% (LIBOR01M + 2.75%) 8/14/24 •	252,376	$250,878
Sinclair Televison Group Tranche B-2 2.61% (LIBOR01M + 2.50%) 9/30/26 •	300,456	298,165
Solenis International 2nd Lien 8.635% (LIBOR03M + 8.50%) 6/26/26 •	840,000	843,150
Spirit Aerosystems 6.00% (LIBOR01M + 5.25%) 1/15/25 •	582,075	587,532
SS&C Technologies Tranche B-5 1.854% (LIBOR01M + 1.75%) 4/16/25 •	252,677	250,258
Stars Group Holdings 3.647% (LIBOR03M + 3.50%) 7/10/25 •	234,316	235,174
Surgery Center Holdings 4.50% (LIBOR01M + 3.75%) 8/31/26 •	288,534	290,134
Tecta America 2nd Lien 9.25% (LIBOR03M + 8.50%) 4/6/29 •	555,000	555,000
Terrier Media Buyer Tranche B 3.604% (LIBOR01M + 3.50%) 12/17/26 •	252,103	251,228
Tosca Services 4.25% (LIBOR01M + 3.50%) 8/18/27 •	352,415	353,222
TricorBraun
0.608% (LIBOR03M + 3.25%) 3/3/28 •	1,836	1,824
3.75% (LIBOR06M + 3.25%) 3/3/28 •	244,912	243,362

Triton Water Holdings 1st lien 4.00% (LIBOR03M + 3.50%) 3/31/28 •	650,000	650,348
Truck Hero 4.50% (LIBOR01M + 3.75%) 1/29/28 •	802,988	804,103
UKG 4.00% (LIBOR03M + 3.25%) 5/4/26 •	213,239	213,639
Ultimate Software Group 2nd Lien 7.50% (LIBOR03M + 6.75%) 5/3/27 •	692,000	706,129
	Principal amount°	Value (US $)

Loan Agreements (continued)

United Airlines, Inc. Tranche B 4.50% (LIBOR03M + 3.75%) 4/21/28 •	798,000	$809,400
USI 3.397% (LIBOR03M + 3.25%) 12/2/26 •	249,734	247,794
USIC Holdings 4.25% (LIBOR01M + 3.50%) 5/5/28 •	365,000	364,943
USS Ultimate Holdings 2nd Lien 8.75% (LIBOR01M + 7.75%) 8/25/25 •	254,545	255,182
Vantage Specialty Chemicals 1st lien 4.50% (LIBOR03M + 3.50%) 10/28/24 •	223,840	218,839
Vantage Specialty Chemicals 2nd Lien 9.25% (LIBOR03M + 8.25%) 10/27/25 •	150,000	144,900
Verscend Holding Tranche B 4.104% (LIBOR01M + 4.00%) 8/27/25 •	851,283	854,830
Wheel Pros 1st Lien 5.25% (LIBOR01M + 4.50%) 5/11/28 •	425,000	426,564
White Cap Buyer 4.50% (LIBOR03M + 4.00%) 10/19/27 •	392,763	393,806
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/2/28 •	159,432	158,635
Total Loan Agreements (cost $41,043,596)		41,691,250
	Number of shares
Short-Term Investments — 5.96%
Money Market Mutual Funds — 5.96%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	690,731	690,731
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	690,731	690,731

4    NQ-QFV [6/21] 8/21 (1751143)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	690,732	$690,732
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	690,732	690,732
Total Short-Term Investments (cost $2,762,926)		2,762,926

Total Value of Securities—101.02% (cost $46,031,336)		46,870,001
Liabilities Net of Receivables and Other Assets—(1.02%)		(472,676)
Net Assets Applicable to 4,920,044 Shares Outstanding—100.00%		$46,397,325
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2021. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $1,746,468, which represents 3.76% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after June 30, 2021, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at June 30, 2021:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
Hightower 1.875% (LIBOR04M + 1.875%) 04/21/2028	$140,000	$140,000	$140,496	$496
TricorBraun 0.50% (LIBOR04M + 0.50%) 3/3/28	53,252	53,252	52,915	(337)
Summary of abbreviations:
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR04M – ICE LIBOR USD 4 Month
LIBOR06M – ICE LIBOR USD 6 Month
NQ-QFV [6/21] 8/21 (1751143)    5

Schedule of investments
Delaware Floating Rate II Fund (Unaudited)
Summary of abbreviations: (continued)
TBD – To be determined
USD – US Dollar
6    NQ-QFV [6/21] 8/21 (1751143)